ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

19. ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

The Company pays post-employment obligations to its retired employees. In addition, the Company is committed to make periodic benefits payments to certain former employees, who were terminated or early retired. These benefits are only applicable to the qualifying employees.

The Company has three defined benefit, non-contributory retirement or termination plans that cover qualifying employees. These defined benefit plans provide benefits to covered individuals satisfying certain age and/or service requirements. The three benefit plans are as follows:

(i) Plan 1: Post-employment benefits for participants in 2019 restructure;

(ii) Plan 2: Termination benefits for participants in 2019 restructure;

(iii) Plan 3: Post-employment benefits for participants granted after 2019;

The Company’s net obligation in respect to defined benefit retirement plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine the present value and the fair value of any plan assets is deducted. The actuarial valuation of the present value of the defined benefit obligations as of June 30, 2024 and December 31, 2023 were prepared by an independent firm of actuaries, a member of China Association of Actuaries.

In accordance with ASC 715-30, Benefit Plans-Pension, the following components have been included in the net obligation recognized for a period by the Company: (i) service cost; (ii) interest cost; (iii) expected return on plan assets, if any; (iv) amortization of any prior service cost or credit included in accumulated other comprehensive income; and (v) gain or loss (including the effects of changes in financial assumptions), which includes, to the extent recognized, amortization of the net gain or loss included in accumulated other comprehensive income. The present value of the defined benefit obligations, and the related service costs were measured using the projected unit credit method.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	June 30, 2024	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
Discount rate	1.75%-2.25%	2.25%-2.75%	2.25%-3.00%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3.00%	3.00%	3.00%
Annual increase rate of supplemental medical benefits	6.00%	6.00%	6.00%
Annual increase rate of social insurance, housing fund and EAP	8.00%	8.00%	8.00%

*	China Life Insurance Mortality Table (2010-2013)

Movements in the present value of the retirement and supplemental benefit obligations during the six months ended June 30, 2024 and June 30, 2023 are as follows:

	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Beginning of period	52,350	60,915
Service costs	39	32
Interest costs	554	745
Benefits paid	(4,151)	(4,334)
Actuarial loss arising from changes in financial assumptions	134	(87)
Past service costs	-	-
Translation adjustment	(1,181)	(2,827)
End of period	47,745	54,444

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
End of period/year	47,745	52,350
Less: net amount due within one year	(8,134)	(8,809)
Net amount due after one year	39,611	43,541

As of June 30, 2024 and December 31, 2023, the non-current liabilities were US$39,611 thousand and US$43,541 thousand respectively.

As of June 30, 2024 and December 31, 2023, the current portion of the accrued post-employment and termination benefits were US$8,134 thousand and US$8,809 thousand, respectively. The amounts were included in accruals and other current liabilities (Note 16) and presented in the consolidated balance sheets.

The following amounts were recorded in the consolidated statements of operations as components of the net periodic benefit cost:

	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Service costs	39	32
Interest costs	554	745
Amortization of actuarial losses	6	-
Amortization of past service cost	57	13
Net periodic benefit cost	656	790

The following amounts were recorded in the consolidated statements of comprehensive loss:

	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Actuarial loss arising from changes in financial assumptions	157	35
Past service costs	-	-
Amortization recognized in net period benefit cost	(63)	(13)
Total	94	22

During the six months ended June 30, 2024 and 2023, the Company made cash payments of US$4,151 thousand, and $4,334 thousand (, respectively, to settle part of the liabilities of the defined benefit plans.